Retirement benefit plan - Schedule of undiscounted pension benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Undiscounted pension benefits	$ 3,025	$ 6,230
Less than 1 year
Disclosure of defined benefit plans [line items]
Undiscounted pension benefits	177	283
Between 1-2 years
Disclosure of defined benefit plans [line items]
Undiscounted pension benefits	149	243
Between 2-5 years
Disclosure of defined benefit plans [line items]
Undiscounted pension benefits	325	508
Over 5 years
Disclosure of defined benefit plans [line items]
Undiscounted pension benefits	$ 2,374	$ 5,196